Deferred tax assets and liabilities - Activity in deferred tax asset (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	$ 932	$ 673
Gross, deferred tax liabilities, beginning balance	(1,964)	(1,531)
Net, deferred tax liability (asset), beginning balance	(1,032)	(858)
(Charged)/credited to income	223	(122)
Credited/(charged) to equity	(4)	25
Credited to other comprehensive income	16	16
Impact of business combinations		(93)
Other movements		0
Gross deferred tax assets, ending balance	1,026	932
Gross, deferred tax liabilities, ending balance	(1,823)	(1,964)
Net, deferred tax liability (asset), ending balance	(797)	(1,032)
Property, Plant, & Equipment Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	13	12
Gross, deferred tax liabilities, beginning balance	(172)	(94)
Net, deferred tax liability (asset), beginning balance	(159)	(82)
(Charged)/credited to income	(32)	(71)
Credited/(charged) to equity	0	0
Credited to other comprehensive income	0	0
Impact of business combinations		0
Other movements		(6)
Gross deferred tax assets, ending balance	24	13
Gross, deferred tax liabilities, ending balance	(215)	(172)
Net, deferred tax liability (asset), ending balance	(191)	(159)
Intangible Assets Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	6	0
Gross, deferred tax liabilities, beginning balance	(1,713)	(1,403)
Net, deferred tax liability (asset), beginning balance	(1,707)	(1,403)
(Charged)/credited to income	193	(194)
Credited/(charged) to equity	0	0
Credited to other comprehensive income	0	0
Impact of business combinations		(121)
Other movements		11
Gross deferred tax assets, ending balance	5	6
Gross, deferred tax liabilities, ending balance	(1,519)	(1,713)
Net, deferred tax liability (asset), ending balance	(1,514)	(1,707)
Pensions And Other Benefit Obligations Of Associates Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	151	125
Gross, deferred tax liabilities, beginning balance	(10)	(2)
Net, deferred tax liability (asset), beginning balance	141	123
(Charged)/credited to income	(33)	18
Credited/(charged) to equity	7	0
Credited to other comprehensive income	13	11
Impact of business combinations		0
Other movements		(11)
Gross deferred tax assets, ending balance	128	151
Gross, deferred tax liabilities, ending balance	0	(10)
Net, deferred tax liability (asset), ending balance	128	141
Inventories Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	371	262
Gross, deferred tax liabilities, beginning balance	(23)	(14)
Net, deferred tax liability (asset), beginning balance	348	248
(Charged)/credited to income	10	111
Credited/(charged) to equity	0	0
Credited to other comprehensive income	0	0
Impact of business combinations		0
Other movements		(11)
Gross deferred tax assets, ending balance	381	371
Gross, deferred tax liabilities, ending balance	(23)	(23)
Net, deferred tax liability (asset), ending balance	358	348
Tax Loss Carry-forwards Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	110	39
Gross, deferred tax liabilities, beginning balance	0	0
Net, deferred tax liability (asset), beginning balance	110	39
(Charged)/credited to income	59	50
Credited/(charged) to equity	5	0
Credited to other comprehensive income	0	0
Impact of business combinations		28
Other movements		(7)
Gross deferred tax assets, ending balance	174	110
Gross, deferred tax liabilities, ending balance	0	0
Net, deferred tax liability (asset), ending balance	174	110
Other Assets, Provisions, And Accruals Related Temporary Differences [Member]
Reconciliation of changes in deferred tax liability (asset) [abstract]
Gross deferred tax assets, beginning balance	281	235
Gross, deferred tax liabilities, beginning balance	(46)	(18)
Net, deferred tax liability (asset), beginning balance	235	217
(Charged)/credited to income	26	(36)
Credited/(charged) to equity	(16)	25
Credited to other comprehensive income	3	5
Impact of business combinations		0
Other movements		24
Gross deferred tax assets, ending balance	314	281
Gross, deferred tax liabilities, ending balance	(66)	(46)
Net, deferred tax liability (asset), ending balance	$ 248	$ 235